RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 401,860,263	$ 364,974,648
Less: Amounts due from employer per the financial statements	(4,827,920)	(4,391,680)
Less: Amounts due from participants per the financial statements	(116,010)	(138,874)
Net assets available for benefits per Form 5500	396,916,333	$ 360,444,094
EBP, Form 5500, Contributions From Employer [Abstract]
Employer contribution	12,050,017
Less: Current year contributions receivable from employer per the financial statements	(4,827,920)
Add: Prior year contributions receivable from employer per the financial statements	4,391,680
Contributions received from employer per Form 5500	11,613,777
EBP, Form 5500, Contributions From Participant [Abstract]
Contributions received from participants per the financial statements	15,751,859
Less: Current year contributions receivable from participants per the financial statements	(116,010)
Add: Prior year contributions receivable from participants per the financial statements	(138,874)
Contributions received from participants per Form 5500	15,774,723
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Increase in net assets per the financial statements	36,885,615
Less: Changes in amounts due from employer*	(436,240)
Less: Changes in amounts due from participants**	22,864
Net income per Form 5500	$ 36,472,239